INCOME TAXES (Details Textual)	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2011 Jfd [Member]	Dec. 31, 2011 Hsa [Member]	Dec. 31, 2008 Standard Rate [Member]	Dec. 31, 2008 Revised Rate [Member]
Corporate Income Tax Rate	25.00%
Enterprise Income Tax Rate		25.00%	25.00%	25.00%	33.00%